Other Operating Gains (Losses), Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Operating Gains (Losses), Net [Abstract]
Schedule of Other Operating Gains (Losses), Net
For the years ended December 31,	2024	2023	2022
Gain (loss) on disposal of assets	$(534)	$59	$7
Gain on disposal of subsidiaries	2,620	—	—
C-band clearing income	—	344,892	—
Impairment	(267,017)	(79,740)	—
Other	—	(212)	—
Other operating gains (losses), net	$(264,931)	$264,999	$7

Schedule of Summarized Financial Information Relating to the Disposal of the Subsidiaries

Summarized financial information relating to the disposal of the subsidiaries is shown below:

December 31, 2024
Net proceeds, including working capital adjustments	$5,597
Carrying value
Assets	3,759
Liabilities	(782)
2,977
Gain on disposal	$2,620